Document And Entity Information	Jan. 11, 2022
Document Information Line Items
Entity Registrant Name	CLEAN COAL TECHNOLOGIES, INC.
Trading Symbol	CCTC
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001445109
Document Period End Date	Jan. 11, 2022
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-50053
Entity Tax Identification Number	26-1079442
Entity Address, Address Line One	295 Madison Avenue (12th Floor)
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(646)
Local Phone Number	727-4847
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	true
Title of 12(b) Security	Common
Security Exchange Name	NONE